Shareholders’ Equity (Details) - USD ($)				1 Months Ended		9 Months Ended	12 Months Ended
	Jul. 08, 2024	Sep. 30, 2023	Jul. 31, 2023	Sep. 30, 2023	Jul. 31, 2023	Jun. 30, 2026	Sep. 30, 2025	Sep. 30, 2024	Dec. 04, 2025
Shareholder’s Equity [Line Items]
Preference shares, shares authorized						10,000,000	10,000,000	10,000,000
Preference shares, par value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares issued
Preference shares, shares outstanding
Number of shares issued (in Dollars)								$ 301,300
Share price per share (in Dollars per share)									$ 10
Voting rights							one
Equity instruments outstanding						5,978,000
Founder Shares [Member]
Shareholder’s Equity [Line Items]
Purchase price of founder shares				1,437,500	1,437,500
Number of shares issued (in Dollars)				$ 25,000	$ 25,000
Over-Allotment Option [Member] | Founder Shares [Member]
Shareholder’s Equity [Line Items]
Shares forfeiture	187,500					187,500	187,500
Class A Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Ordinary shares, shares authorized						390,000,000	390,000,000	390,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued						458,000	458,000	458,000
Ordinary shares, shares outstanding						458,000	458,000	458,000
Subject to possible redemption shares issued						275,101	2,930,233
Subject to possible redemption shares outstanding						275,101	2,930,233
Voting rights						one
Converted into shares						1,195,600
Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholder’s Equity [Line Items]
Subject to possible redemption shares issued							2,930,233	5,750,000
Subject to possible redemption shares outstanding							2,930,233	5,750,000
Purchase price of founder shares								230,000
Number of shares issued (in Dollars)								$ 23
Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Shareholder’s Equity [Line Items]
Subject to possible redemption shares issued						5,750,000	5,750,000
Class B Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Ordinary shares, shares authorized						100,000,000	100,000,000	100,000,000
Ordinary shares, par value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued						1,437,500	1,437,500	1,437,500
Ordinary shares, shares outstanding						1,437,500	1,437,500	1,437,500
Shares forfeiture		187,500	187,500	187,500	187,500
Percentage of issued and outstanding ownership after transaction				20.00%	20.00%
Class B Ordinary Shares [Member] | Founder Shares [Member]
Shareholder’s Equity [Line Items]
Share price per share (in Dollars per share)		$ 0.02	$ 0.02	$ 0.02	$ 0.02
Class B Ordinary Shares [Member] | Common Stock [Member]
Shareholder’s Equity [Line Items]
Number of shares issued (in Dollars)
Class B Ordinary Shares [Member] | Over-Allotment Option [Member]
Shareholder’s Equity [Line Items]
Shares forfeiture	187,500